First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005
212-858-8144

                                                May 5, 1999

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:   First Investors Life Series Fund
                        File No. 2-98409 and 811-4325
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Dear Sirs:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), Registrant hereby certifies:

      (1) The form of Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 24 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

      (2) The text of Post-Effective Amendment No. 24 was filed electronically with the Commission.

                                                Very truly yours,



                                                /s/ Tammie Lee
                                                --------------
                                                Tammie Lee
                                                Assistant Counsel